Share Capital (Restated) (Details) - Schedule of Company Completed a Private Placement $ / shares in Units, $ in Thousands	Nov. 28, 2023 USD ($) $ / shares shares
Share Capital (Restated) (Details) - Schedule of Company Completed a Private Placement [Line Items]
Gross proceeds (CAD) (in Dollars) | $	$ 60,001
Common shares issued	44,444,446
Warrants issued	22,222,223	[1]
Warrant strike price (USD) (in Dollars per share) | $ / shares	$ 1.17
Warrant life (years)	3 years
Commission paid	7.00%
Broker warrants issued	3,000,000	[1]
Broker warrant strike price (USD) (in Dollars per share) | $ / shares	$ 1.23
Broker warrant life (years)	3 years

[1]	All warrants issued are for the purchase of one common share in the Company